Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net (loss) income	$ 8,716	$ 17,323	$ (26,921)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	409	(244)	(262)
Other comprehensive income (loss), net of tax of nil:
Comprehensive (loss) income	9,125	17,079	(27,183)
Comprehensive (loss) income attributable to the Company’s ordinary shareholders	$ 9,113	$ 17,065	$ (27,201)